Item 1. Schedule of Investments


 T. Rowe Price California Tax-Free Bond Fund
 (Unaudited)
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 CALIFORNIA  94.6%
 Antioch PFA, 5.85%, 9/2/15                            $2,350        2,507

 Brea Redev. Agency, 6.00%, 3/1/22                     1,215         1,259

 California
 Economic Recovery
 VRDN (Currently 1.63%)                                100           100

 VRDN (Currently 1.65%)                                800           800

 5.00%, 7/1/16                                         2,000         2,115

 California, GO
 5.00%, 2/1/09                                         1,000         1,079

 5.375%, 6/1/26 (FGIC Insured)                         1,500         1,567

 5.50%, 11/1/33                                        4,250         4,473

 5.65%, 6/1/30                                         500           528

 5.75%, 10/1/10                                        1,500         1,693

 Kindergarten Univ., VRDN (Currently 1.66%)            1,700         1,700

 California Dept. of Veteran Affairs,
 5.50%, 12/1/19 #                                      2,625         2,763

 California Dept. of Water Resources
 7.00%, 12/1/11                                        1,265         1,551

 7.00%, 12/1/11 (Escrowed to Maturity)                 465           573

 7.00%, 12/1/12                                        730           905

 7.00%, 12/1/12 (Escrowed to Maturity)                 270           336

 Power Supply
 5.25%, 5/1/09 (MBIA Insured)++                        3,000         3,306

 5.50%, 5/1/14 (AMBAC Insured)                         3,750         4,237

 5.75%, 5/1/17                                         1,300         1,448

 California EFA
 Loyola Marymount, Zero Coupon, 10/1/13
 (Prerefunded 10/1/09+) (MBIA Insured)                 4,000         2,781

 Santa Clara Univ., 5.00%, 9/1/23 (MBIA Insured)       1,000         1,075

 Scripps College, 5.25%, 8/1/21                        2,000         2,100

 Univ. of Southern California, 5.50%, 10/1/27          3,545         3,794

 California HFA
 Adventist Health System/West, VRDN
 (Currently 1.65%) (MBIA Insured)                      700           700

 Cedars-Sinai Medical Center, 6.125%, 12/1/19          2,000         2,177

 Sutter Health, 6.25%, 8/15/31                         2,000         2,200

 California Housing Fin. Agency
 Unit Rental, 6.70%, 8/1/15                            1,100         1,101

 California Home Mortgage Program, 5.85%, 8/1/16
 (MBIA Insured)                                        835           882

California Infrastructure & Economic Dev. Bank
 Gladstone Institutes, 5.25%, 10/1/34                  2,500         2,510

 Kaiser Permanente, 5.55%, 8/1/31                      2,500         2,567

 Scripps Research Institute, 5.75%, 7/1/30             1,000         1,031

 California Muni Fin. Auth. IDRB, Waste Management,
4.10%, 9/1/14 (Tender 9/1/09) #                        2,000         2,024

 California PCR
 British Petroeum, VRDN (Currently 1.72%) #            100           100

 Pacific Gas & Electric, 3.50%, 12/1/23
 (Tender 6/1/07) (FGIC Insured) #                      2,000         2,034

 Waste Management
 5.00%, 6/1/18 (Tender 6/1/08)                         2,100         2,202

 5.10%, 6/1/18 (Tender 6/1/08) #                       1,000         1,047

 California Public Works Board
 5.25%, 3/1/21 (AMBAC Insured)                         2,455         2,615

 Dept. of Corrections
 5.25%, 6/1/28                                         1,000         1,025

 5.50%, 6/1/23                                         2,000         2,139

 Mental Health, 5.50%, 6/1/23                          500           536

 Univ. of California Regents
 5.00%, 11/1/14                                        4,000         4,371

 5.50%, 6/1/14                                         2,000         2,230

 California State Univ. Trustees, 5.50%, 11/1/16
 (AMBAC Insured)                                       1,500         1,674

 California Statewide CDA
 Chevron, VRDN (Currently 1.72%) #                     900           900

 Kaiser Permanente
 2.30%, 4/1/34 (Tender 5/1/07)                         1,000         989

 3.70%, 11/1/29 (Tender 6/1/05)                        1,000         1,006

 5.50%, 11/1/32                                        2,750         2,805

 Los Angeles Museum of Art, VRDN (Currently 1.62%)
 (FGIC Insured)                                        2,000         2,000

 Memorial Health Services, 6.00%, 10/1/23              2,000         2,146

 Sutter Health, 5.50%, 8/15/28                         1,430         1,479

 California Tobacco Securitization Agency, Tobacco
Gold
  Country, 5.75%, 6/1/27                               470           444

 Capistrano Unified School Dist. No. 90-2
 5.875%, 9/1/23                                        1,000         1,029

 6.00%, 9/1/32                                         1,250         1,276

 Castaic Lake Water Agency
 7.00%, 8/1/12 (MBIA Insured)                          1,000         1,228

 7.00%, 8/1/13 (MBIA Insured)                          1,700         2,108

 Castaic Union School Dist., GO, Zero Coupon, 5/1/18
 (FGIC Insured)                                        4,175         2,191

 Central Unified School Dist. COP, 3.50%, 1/1/35
(Tender
 1/1/05) (AMBAC Insured)                               2,500         2,503

 Chula Vista
  Multi-Family, 7.50%, 1/1/32 #                        4,070         4,115

 PCR, San Diego Gas & Electric, 5.50%, 12/1/21 #       3,000         3,130

 Clovis Unified School Dist., GO, Zero Coupon,
 8/1/29 (FGIC Insured)                                 3,500         898

 Dry Creek Joint Elementary School Dist., GO, Zero
 Coupon, 8/1/14 (FSA Insured)                          1,340         884

 East Palo Alto Redev. Agency, Univ. Circle
Gateway/101 Corridor, 6.625%, 10/1/29                  1,500         1,599

 Folsom, Community Fac. Dist. No. 10, 5.875%, 9/1/28   1,000         1,006

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/07, STEP (Escrowed to Maturity)      1,000         1,085

 Zero Coupon, 1/1/17 (Escrowed to Maturity)            2,000         1,170

 Golden State Tobacco Securitization Corp., Tobacco
Settlement 5.625%, 6/1/38                              5,500         5,771

 Grand Terrace Community Redev. Agency, Mount Vernon
 Villas, Multi-Family, VRDN (Currently 1.65%)          1,000         1,000

 Huntington Parkk Pub Fin. Auth., 5.25%, 9/1/18
 (FSA Insured)                                         1,275         1,413

 Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11
 (Escrowed to Maturity) (FSA Insured) #                1,000         1,120

 Intermodal Container Transfer Fac., Long Beach
 Harbor, 5.75%, 11/1/14 (AMBAC Insured)                1,500         1,738

 Jefferson Union High School Dist., GO
 6.45%, 8/1/25 (MBIA Insured)                          1,250         1,557

 Mateo High School, 6.45%, 8/1/29 (MBIA Insured)       1,000         1,248

 Kern County Union High School Dist., 7.00%, 8/1/10
 (Escrowed to Maturity) (MBIA Insured)                 1,000         1,206

 Lincoln, Community Fac. Dist. No. 2003-1,
 6.00%, 9/1/34                                         500           507

 Long Beach Harbor
 5.25%, 5/15/23 #                                      3,000         3,100

 5.50%, 5/15/16 (MBIA Insured)#                        2,500         2,719

 6.00%, 5/15/17 (FGIC Insured) #                       1,000         1,150

 Los Angeles County, Marina del Rey, COP,
 6.50%, 7/1/08                                         825           836

 Los Angeles County Metropolitan Transportation Auth.,
6.00%, 7/1/26 (Prerefunded 7/1/06+) (MBIA Insured)     2,000         2,139

 Los Angeles County Public Works Fin. Auth., Rowland
Heights, 5.50%, 10/1/18 (FSA Insured)                  1,500         1,709

 Los Angeles Dept. of Water & Power
 VRDN (Currently 1.62%)                                1,900         1,900

 VRDN (Currently 1.64%)                                1,600         1,600

 Los Angeles Harbor
 5.50%, 8/1/19 (AMBAC Insured) #                       2,000         2,161

 7.60%, 10/1/18 (Escrowed to Maturity)                 3,745         4,719

 Los Angeles Unified School Dist., GO
 VRDN (Currently 1.69%) (FSA Insured)                  1,000         1,000

 5.375%, 7/1/25 (FGIC Insured)                         1,500         1,596

 Los Angeles Wastewater, 5.00%, 6/1/25 (FGIC Insured)  2,500         2,564

 Metropolitan Water Dist. of Southern California,
VRDN (Currently 1.62%)                                 2,100         2,100

 Midpeninsula Regional Open Space Auth., 5.90%,
9/1/14 (AMBAC Insured)                                 1,250         1,342

 Modesto Irrigation Dist., Geyser,  6.00%, 10/1/15
(MBIA Insured)                                         1,500         1,625

 Mojave Water Agency Improvement Dist., Morongo, GO
 5.75%, 9/1/15 (FGIC Insured)                          2,000         2,152

 Newport Beach, Hoag Memorial Hosp., VRDN
 (Currently 1.64%)                                     300           300

 Orange County
 9.75%, 7/1/19 VR (MBIA Insured)                       6,000         6,860

 COP, 6.00%, 7/1/26 (MBIA Insured)                     3,070         3,294

 Newport Coast Phase IV Assessment D, VRDN
 (Currently 1.64%)                                     1,600         1,600

 Orange County Community Fac. Dist., Ladera Ranch No.
01-1, 6.00%, 8/15/32                                   1,000         1,039

 Orchard School Dist., 6.50%, 8/1/19 (Prerefunded
 8/1/05+) (FGIC Insured)                               1,000         1,050

 Pasadena, 6.25%, 1/1/18                               2,875         3,347

 Placentia PFA, 5.75%, 9/1/15 (AMBAC Insured)          3,160         3,645

 Placentia-Yorba Linda Unified School Dist., GO,
5.375%, 8/1/18 (FGIC Insured)                          1,000         1,095

 Pomona Unified School Dist., GO, 6.15%, 8/1/15        1,000         1,170

 Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) #      5,000         5,302

 Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15   800           898

 Riverside Community College Dist., GO, 5.50%,
 8/1/29 (MBIA Insured)                                 3,250         3,492

 Riverside County, 6.00%, 12/1/12
(Prerefunded 12/1/04+)                                 1,000         1,010

 Riverside County PFA, 5.625%, 10/1/33                 1,400         1,415

 Sacramento City Fin. Auth.
 5.00%, 12/1/26 (AMBAC Insured)                        2,000         2,035

 5.40%, 11/1/20                                        6,000         6,557

 5.625%, 6/1/30                                        1,350         1,459

 Sacramento Hotel & Convention Center, 6.25%, 1/1/30   1,500         1,553

 Sacramento Municipal Utility Dist.
 5.25%, 8/15/16 (FSA Insured)                          1,500         1,635

 5.25%, 8/15/18 (FSA Insured)                          4,155         4,498

 Saddleback Valley Unified School PFA, 6.00%, 9/1/15
 (FSA Insured)                                         1,375         1,615

 San Francisco Bay Area Rapid Transit
 5.25%, 7/1/16 (AMBAC Insured)                         1,070         1,165

 5.25%, 7/1/18                                         1,380         1,477

 San Jose, El Parador Apartments, 6.10%, 1/1/31 #      1,765         1,830

 Santa Clara County Fin. Auth., 7.75%, 11/15/11
 (AMBAC Insured)                                       1,000         1,266

 Santa Clara Redev. Agency, 7.00%, 7/1/10
 (AMBAC Insured)                                       3,000         3,443

 Santa Clara Valley Transportation Auth.,
5.50%,4/1/36 (Tender 10/2/06) (AMBAC Insured)          1,000         1,058

 Solano County, COP, 5.25%, 11/1/24 (MBIA Insured)     2,500         2,630

 South Orange County PFA, 7.00%, 9/1/07 (MBIA Insured) 2,000         2,243

 Southern California Public Power Auth.
 6.75%, 7/1/10                                         2,100         2,446

 6.75%, 7/1/12                                         1,700         2,021

 Sunnyvale, Solid Waste, 5.50%, 10/1/17
 (AMBAC Insured) #                                     1,890         2,041

 Torrance Hosp., 6.00%, 6/1/22                         500           547

 Tulare County Public Fac. Corp., 6.00%, 2/15/16
 (Prerefunded 2/15/06+) (MBIA Insured)                 1,000         1,066

 Univ. of California Regents, VRDN (Currently 1.69%)
 (MBIA Insured)                                        200           200

 Vernon Electric
 Malburg Generating Station
 5.50%, 4/1/33                                         1,500         1,524

 5.30%, 4/1/26                                         1,000         1,013

 West Hollywood CDA., East Side Redev., 5.75%, 9/1/33  1,000         1,019

 Whittier Health Fac., Presbyterian Intercommunity
 Hosp., 5.60%, 6/1/22                                  2,500         2,635

 Total California (Cost  $233,583)                                   248,311

 PUERTO RICO  6.3%
 Children's Trust Fund, 5.75%, 7/1/09
 (Escrowed to Maturity)                                2,000         2,242

 Puerto Rico Electric Power Auth., 5.00%, 7/1/08       3,000         3,225

 Puerto Rico Ind. Tourist, Ed., Medical & Environmental
 Fac., Ascension Health, 6.375%, 11/15/15              500           559

 Puerto Rico Infrastucture Fin. Auth., 5.50%, 10/1/20
 (Escrowed to Maturity)                                2,000         2,187

 Puerto Rico Public Buildings Auth., GO,
 5.50%, 7/1/24                                         1,000         1,076

 Puerto Rico Public Fin. Corp.
 5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)          5,000         5,502

 5.50%, 8/1/29 (Prerefunded 2/1/12+)                   1,500         1,658

 Total Puerto Rico (Cost  $15,688)                                   16,449

 U. S. VIRGIN ISLANDS 0.2%
 Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 #500           525

 Total U. S. Virgin Islands (Cost  $500)                             525

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open
 futures contracts (2)                                               0

 Total Futures Contracts                                             0

 Total Investments in Securities
 101.1% of Net Assets (Cost  $249,771)
                                                                   $ 265,285


 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2004.
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 CDA       Community Development Administration
 COP       Certificates of Participation
 EFA       Educational Facility Authority
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HFA       Health Facility Authority
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 PFA       Public Finance Authority
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VRDN      Variable-Rate Demand Note


 (2) Open Futures Contracts at November 30, 2004 were as follows:
 ($ 000s)
                                                       Contract      Unrealized
                                         Expiration    Value         Gain (Loss
 Short, 30 U. S. Treasury ten year
 contracts, $50 par of 5.25%
 California Dept. of Water Resources
 pledged as initial margin               12/04         $ 3,344            $ 0

 Net payments (receipts) of variation
 margin to date                                                             0

 Variation margin receivable (payable)
 on open futures contracts                                                $ 0


 The accompanying notes are an integral part of the Portfolio of Investments.



T. Rowe Price California Tax-Free Bond Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.
Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2004, the cost of investments for federal income tax purposes was $249,617,000. Net unrealized gain aggregated $15,668,000 at period-end, of which $15,801,000 related to appreciated investments and $133,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





 T. Rowe Price California Tax-Free Money Fund
 Unaudited
 November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 CALIFORNIA 98.6%
 ABAG Fin. Auth. for Nonprofit Corp.
 Point Loma Nazarene Univ., VRDN (Currently 1.76%)     1,500         1,500

 San Francisco, Young Men's Christian Assoc.
 VRDN (Currently 1.66%)                                3,795         3,795

 The Urban School of San Francisco, VRDN
 (Currently 1.67%)                                     1,300         1,300

 Zoological Society of San Diego, VRDN
 (Currently  1.66%)                                    2,000         2,000

 California, Economic Recovery, VRDN (Currently 1.70%)
 (FGIC Insured)                                        4,000         4,000

 California Dept. of Water Resources
 5.00%, 12/1/04                                        100           100

 TECP, 1.83%, 12/13/04                                 2,278         2,278

 Power Supply
 VRDN (Currently 1.65%)                                1,800         1,800

 VRDN (Currently 1.70%) (AMBAC Insured)                4,395         4,395

 California, GO
 RAN, 3.00%, 6/30/05                                   3,000         3,022

 Kindergarten Univ. / California Teachers Retirement
 VRDN (Currently 1.64%)                                4,900         4,900

 California Housing Fin. Agency
 Home Mortgage Program, VRDN (Currently 1.75%) #       4,500         4,500

 Northern California Presbyterian Homes & Services
 VRDN (Currently 1.62%)                                4,000         4,000

 California Infrastructure & Economic Dev. Bank
 J. Paul Getty Trust
 VRDN, 1.17%, 2/1/05                                   2,000         2,000

 VRDN, 1.17%, 2/1/05 (Tender 2/3/05)                   1,000         1,000

 Salvation Army West, TECP, 2.10%, 8/9/05              3,900         3,900

 California Statewide CDA
 Chevron, VRDN (Currently 1.72%)#                      350           350

 Irvine Apartment Communities, VRDN (Currently 1.69%) #2,000         2,000

 Kaiser Permanente
 VRDN (Currently 1.68%)                                2,300         2,300

 TECP, 1.47%, 1/21/05                                  1,800         1,800

 Los Angeles Museum of Art, VRDN (Currently 1.62%)
 (FGIC Insured)                                        2,000         2,000

 East Bay Municipal Utility Dist., TECP, 1.20 - 1.50%,
 12/10/04 - 1/12/05                                    3,500         3,500

 Golden Gate Bridge Highway & Transportation Dist.
 TECP, 1.20%, 12/9/04                                  1,500         1,500

 Grand Terrace Community Redev. Agency, Mount Vernon
 Villas, Multi-Family, VRDN (Currently 1.65%)          3,420         3,420

 Long Beach Harbor
 VRDN (Currently 1.73%) #                              2,000         2,000

 5.50%, 5/15/05 #                                      1,000         1,018

 Long Beach Harbor, TECP, 1.24 - 1.57%,
 12/9/04 - 1/14/05 #                                   3,000         3,000

 Los Angeles, GO, VRDN (Currently 1.69%)(FGIC Insured) 1,060         1,060

 Los Angeles Community Redev. Agency, Lard Security
 Building, VRDN (Currently 1.67%) #                    2,000         2,000

 Los Angeles Dept. of  Water & Power
 6.00%, 2/15/24 (Prerefunded 2/15/05+)                 600           612

 Los Angeles Dept. of Water & Power
 VRDN (Currently 1.62%)                                3,000         3,000

 Los Angeles Unified School Dist., GO
 VRDN (Currently 1.69%) (FSA Insured)                  2,000         2,000

 VRDN (Currently 1.70%) (FGIC Insured)                 2,655         2,655

 Newport Beach, Hoag Memorial Presbyterian Hosp.
 VRDN (Currently 1.70%)                                4,200         4,200

 Port of Oakland, TECP, 1.39 - 1.78%,
 12/3/04 - 12/8/04                                     2,500         2,500

 Sacramento County Housing Auth.
 Seasons at Winter
 VRDN (Currently 1.62%)                                1,000         1,000

 VRDN (Currently 1.65%) #                              2,000         2,000

 Salinas, Brentwood Garden, VRDN (Currently 1.65%)     3,600         3,600

 San Francisco City & County Airports Commision
 5.50%, 5/1/05 (FGIC Insured) #                        790           801

 5.50%, 5/1/05 (FSA Insured) #                         410           419

 Santa Maria Joint Union High School Dist.
 VRDN (Currently 1.66%)                                1,400         1,400

 Univ. of California Regents
 VRDN (Currently 1.69%) (MBIA Insured)                 1,700         1,700

 Multi-Purpose, 3.00%, 9/1/05 (FSA Insured)            2,885         2,922

 Total California (Cost  $99,247)                                    99,247

 PUERTO RICO  1.0%
 Puerto Rico Highway & Transportation Auth.
 VRDN (Currently 1.68%) (FSA Insured)                  1,000         1,000

 Total Puerto Rico (Cost  $1,000)                                    1,000

 Total Investments in Securities
 99.6% of Net Assets (Cost  $100,247)
                                                       $             100,247


 (1)           Denominated in U.S. dollars unless otherwise noted
 #             Interest subject to alternative minimum tax
 +             Used in determining portfolio maturity
 AMBAC         AMBAC Assurance Corp.
 CDA           Community Development Administration
 FGIC          Financial Guaranty Insurance Company
 FSA           Financial Security Assurance Inc.
 GO            General Obligation
 MBIA          MBIA Insurance Corp.
 RAN           Revenue Anticipation Note
 TECP          Tax-Exempt Commercial Paper
 VRDN          Variable-Rate Demand Note

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price California Tax-Free Money Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $100,247,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005